New World Fund®
Investment portfolio
July 31, 2020
unaudited
Common stocks 89.83% Information technology 18.00%	Shares	Value (000)
Microsoft Corp.	5,443,500	$1,115,972
Taiwan Semiconductor Manufacturing Company, Ltd.	50,827,500	738,265
Mastercard Inc., Class A	1,803,900	556,557
PagSeguro Digital Ltd., Class A1	14,313,322	547,198
PayPal Holdings, Inc.[1]	2,406,700	471,882
StoneCo Ltd., Class A1	9,087,490	433,564
Adobe Inc.[1]	920,500	408,997
Keyence Corp.	919,400	384,071
Broadcom Inc.	1,126,200	356,724
ASML Holding NV	960,178	338,973
Visa Inc., Class A	1,509,400	287,390
Silergy Corp.	4,545,000	272,286
Cree, Inc.[1]	3,057,700	210,737
Samsung Electronics Co., Ltd.	3,681,435	178,912
EPAM Systems, Inc.[1]	515,400	149,507
Accenture PLC, Class A	559,000	125,652
Kingdee International Software Group Co. Ltd.	42,400,699	117,076
Apple Inc.	267,050	113,507
FleetCor Technologies, Inc.[1]	343,800	88,896
Trimble Inc.[1]	1,867,900	83,140
MediaTek Inc.	3,317,000	79,374
Hexagon AB, Class B1	1,173,200	76,002
Edenred SA	1,463,939	72,651
Tokyo Electron Ltd.	238,800	64,970
Halma PLC	2,046,600	58,349
QUALCOMM Inc.	530,000	55,973
Inphi Corp.[1]	413,000	53,963
Nokia Corp.[1]	10,245,487	48,999
Amphenol Corp., Class A	424,000	44,842
Autodesk, Inc.[1]	159,600	37,734
AAC Technologies Holdings Inc.[2]	4,670,559	37,182
Logitech International SA	476,000	34,497
Advanced Micro Devices, Inc.[1]	422,400	32,706
Globant SA1	162,000	28,016
Temenos AG	170,800	25,212
Micron Technology, Inc.[1]	498,600	24,957
Network International Holdings PLC[1]	4,672,341	24,709
SAP SE	155,400	24,489
Nice Ltd. (ADR)[1]	119,000	24,424
Aspen Technology, Inc. (USA)[1]	247,900	24,111
ON Semiconductor Corp.[1]	1,069,900	22,040
Elastic NV, non-registered shares[1]	207,100	19,921
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	3,605,165	19,107
Intel Corp.	367,300	17,531
Hamamatsu Photonics KK	392,000	16,887
Cabot Microelectronics Corp.	108,500	16,353
Largan Precision Co., Ltd.	125,000	16,321
New World Fund — Page 1 of 17

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
KLA Corp.	72,300	$14,448
VeriSign, Inc.[1]	66,899	14,161
Atlassian Corp. PLC, Class A1	73,125	12,918
Amadeus IT Group SA, Class A, non-registered shares	193,593	9,660
TE Connectivity Ltd.	36,200	3,224
		8,035,037
Consumer discretionary 13.44%
Alibaba Group Holding Ltd.[1]	29,272,862	929,141
Alibaba Group Holding Ltd. (ADR)[1]	187,800	47,142
MercadoLibre, Inc.[1]	735,750	827,439
Delivery Hero SE1	3,345,355	385,239
LVMH Moët Hennessy-Louis Vuitton SE	753,531	325,535
Naspers Ltd., Class N	1,703,552	313,667
Meituan Dianping, Class B1	10,585,060	262,090
Galaxy Entertainment Group Ltd.	35,745,990	243,525
EssilorLuxottica[1]	1,578,181	208,582
Hermès International	254,786	205,946
Kering SA	325,142	184,511
Evolution Gaming Group AB2	2,572,486	175,321
General Motors Company	5,414,000	134,754
Fast Retailing Co., Ltd.	251,600	133,222
Jumbo SA	5,625,631	110,070
Sony Corp.	1,348,400	102,874
NIKE, Inc., Class B	913,100	89,128
Booking Holdings Inc.[1]	52,950	88,010
Melco Resorts & Entertainment Ltd. (ADR)	5,266,800	86,691
Cie. Financière Richemont SA, Class A	1,255,687	77,575
adidas AG1	251,972	69,424
Marriott International, Inc., Class A	775,300	64,989
YUM! Brands, Inc.	608,600	55,413
Zhongsheng Group Holdings Ltd.	8,744,750	53,990
Wynn Macau, Ltd.	30,079,600	52,705
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,963,251	48,624
Li Ning Co. Ltd.[2]	13,881,617	44,688
Wyndham Hotels & Resorts, Inc.	1,000,000	44,160
Bayerische Motoren Werke AG	658,500	42,430
IDP Education Ltd.	4,420,713	42,006
Midea Group Co., Ltd., Class A	3,946,874	40,574
Prosus NV1	413,258	39,966
Suzuki Motor Corp.	1,111,300	36,450
China Tourism Group Duty Free Corp. Ltd., Class A	1,009,859	35,159
Hyundai Motor Co.	322,955	34,291
Ferrari NV	186,900	33,321
Maruti Suzuki India Ltd.	363,485	30,428
Lojas Americanas SA, ordinary nominative	4,974,400	29,361
China MeiDong Auto Holdings Ltd.	10,368,000	28,962
Domino’s Pizza, Inc.	71,000	27,449
Flutter Entertainment PLC (GBP denominated)	160,346	24,075
MakeMyTrip Ltd., non-registered shares[1]	1,536,500	23,923
Daimler AG	488,846	21,536
Shangri-La Asia Ltd.	28,650,000	20,701
Peugeot SA1	1,280,675	20,577
Industria de Diseño Textil, SA	642,800	17,052
Central Retail Corp. PCL, foreign registered[1]	17,143,300	16,218
New World Fund — Page 2 of 17

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
GVC Holdings PLC	1,802,000	$15,677
InterContinental Hotels Group PLC	334,060	15,375
Aptiv PLC	181,000	14,073
Vivo Energy PLC	12,101,295	11,659
Samsonite International SA1	11,577,000	10,830
		5,996,548
Health care 12.19%
Thermo Fisher Scientific Inc.	1,116,820	462,308
AstraZeneca PLC	3,049,700	340,522
Zai Lab Ltd. (ADR)[1,3]	4,161,500	316,732
Abbott Laboratories	2,685,500	270,269
BioMarin Pharmaceutical Inc.[1]	2,221,213	266,123
Notre Dame Intermédica Participações SA	19,307,910	247,097
WuXi Biologics (Cayman) Inc.[1]	10,363,588	213,415
bioMérieux SA	1,233,000	199,707
Carl Zeiss Meditec AG, non-registered shares[1]	1,798,380	187,796
BeiGene, Ltd. (ADR)[1]	696,537	145,576
BeiGene, Ltd.[1]	693,600	11,411
Asahi Intecc Co., Ltd.	5,298,400	147,557
CSL Ltd.	751,000	144,923
Jiangsu Hengrui Medicine Co., Ltd., Class A	10,475,170	141,650
Yunnan Baiyao Group Co., Ltd., Class A	8,798,900	138,145
CanSino Biologics Inc., Class H1,2	3,934,697	137,785
Koninklijke Philips NV (EUR denominated)[1]	2,658,438	137,442
Shionogi & Co., Ltd.	2,301,200	136,065
Illumina, Inc.[1]	324,000	123,820
Hypera SA, ordinary nominative	17,022,266	117,864
Pharmaron Beijing Co., Ltd., Class H2	5,516,000	59,891
Pharmaron Beijing Co., Ltd., Class A	3,462,800	52,060
WuXi AppTec Co., Ltd. Class H2	4,501,404	67,780
WuXi AppTec Co., Ltd. Class A	1,918,110	31,055
WuXi AppTec Co., Ltd. Class H	599,200	9,022
PerkinElmer, Inc.	812,270	96,587
Novo Nordisk A/S, Class B2	1,431,310	94,391
Straumann Holding AG	93,804	91,881
Hugel, Inc.[1,3]	683,391	89,998
Novartis AG	966,150	79,728
Olympus Corp.	4,396,700	78,231
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	5,508,430	76,097
Pfizer Inc.	1,929,000	74,228
Teva Pharmaceutical Industries Ltd. (ADR)[1]	6,229,000	71,883
Alcon Inc.[1]	1,152,500	69,310
Danaher Corp.	304,100	61,976
Bayer AG	918,000	60,816
Boston Scientific Corp.[1]	1,390,000	53,612
Medtronic PLC	510,000	49,205
Hangzhou Tigermed Consulting Co., Ltd., Class A	2,929,251	45,201
Zoetis Inc., Class A	284,000	43,077
HOYA Corp.	416,000	40,950
Grifols, SA, Class A, non-registered shares	1,100,000	32,005
Grifols, SA, Class B (ADR)	401,870	7,583
Hikma Pharmaceuticals PLC	1,138,954	32,054
OdontoPrev SA, ordinary nominative	10,976,600	29,080
Mettler-Toledo International Inc.[1]	21,300	19,915
New World Fund — Page 3 of 17

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Baxter International Inc.	156,400	$13,510
Aier Eye Hospital Group Co., Ltd., Class A	1,829,557	11,875
Merck & Co., Inc.	70,000	5,617
Legend Biotech Corp., (ADR)[1]	132,300	4,662
NMC Health PLC[1,4,5]	812,918	11
		5,439,498
Financials 11.25%
Kotak Mahindra Bank Ltd.[1]	38,532,271	703,431
AIA Group Ltd.	58,113,800	525,253
B3 SA - Brasil, Bolsa, Balcao	39,817,500	484,232
HDFC Bank Ltd.	30,147,641	416,193
HDFC Bank Ltd. (ADR)[1]	984,400	46,021
XP Inc., Class A1	6,004,465	279,208
Sberbank of Russia PJSC (ADR)[1]	19,863,025	236,683
Ping An Insurance (Group) Company of China, Ltd., Class H	20,996,200	222,416
Ping An Insurance (Group) Company of China, Ltd., Class A	929,312	10,106
Société Générale[1]	14,369,898	219,780
Capitec Bank Holdings Ltd.	3,219,740	166,531
Bajaj Finance Ltd.	3,388,000	147,240
UniCredit SpA[1]	14,833,236	134,908
Moody’s Corp.	413,600	116,346
HDFC Life Insurance Company Ltd.[1]	13,667,000	114,561
Bank Central Asia Tbk PT4	50,088,550	107,123
Hong Kong Exchanges and Clearing Ltd.	1,974,000	94,290
S&P Global Inc.	255,000	89,314
Discovery Ltd.	13,159,942	85,325
PICC Property and Casualty Co. Ltd., Class H	92,467,000	73,016
ICICI Bank Ltd. (ADR)[1]	4,960,480	46,579
ICICI Bank Ltd.[1]	4,806,115	22,279
Fairfax Financial Holdings Ltd., subordinate voting shares	218,700	68,524
Banco Bilbao Vizcaya Argentaria, SA	19,729,189	61,284
The People’s Insurance Co. (Group) of China Ltd., Class H	179,771,000	58,452
Bank Rakyat Indonesia (Persero) Tbk PT4	258,151,000	55,976
TCS Group Holding PLC (GDR)	1,548,880	38,954
TCS Group Holding PLC (GDR)[6]	264,560	6,654
China Construction Bank Corp., Class H	56,491,000	41,401
China Merchants Bank Co., Ltd., Class H	7,726,600	36,039
Moscow Exchange MICEX-RTS PJSC	19,227,871	34,460
UBS Group AG	2,900,000	33,913
AU Small Finance Bank Ltd.[1]	3,318,252	32,842
Vietnam Technological and Commercial Joint Stock Bank[1,4]	37,929,165	32,567
Turkiye Garanti Bankasi AS1,4	30,909,700	31,109
Chubb Ltd.	200,000	25,448
Kasikornbank PCL, foreign registered	9,589,500	25,064
BB Seguridade Participações SA	3,569,500	19,043
Axis Bank Ltd.[1]	2,786,000	16,075
BOC Hong Kong (Holdings) Ltd.	5,466,500	15,235
Bank of the Philippine Islands[4]	10,761,000	14,921
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	16,008,410	10,265
Alpha Bank SA1	13,799,771	8,485
Credicorp Ltd.	64,000	8,139
FirstRand Ltd.	2,172,572	4,934
		5,020,619
New World Fund — Page 4 of 17

unaudited
Common stocks (continued) Communication services 9.78%	Shares	Value (000)
Tencent Holdings Ltd.	15,961,800	$1,099,777
Facebook, Inc., Class A1	2,585,000	655,737
Alphabet Inc., Class C1	360,301	534,312
Alphabet Inc., Class A1	77,800	115,762
Sea Ltd., Class A (ADR)[1]	4,052,224	495,182
Netflix, Inc.[1]	626,000	306,039
América Móvil, SAB de CV, Series L (ADR)	16,090,500	203,384
Yandex NV, Class A1	3,344,723	192,455
Activision Blizzard, Inc.	1,940,500	160,343
Electronic Arts Inc.[1]	1,098,200	155,527
JOYY Inc., Class A (ADR)[1]	1,020,000	81,416
Bharti Infratel Ltd.	31,555,426	81,027
Vodafone Group PLC	42,513,300	64,309
China Tower Corp. Ltd., Class H	346,848,000	63,101
SoftBank Group Corp.	666,700	41,537
Bharti Airtel Ltd.	5,323,738	39,484
Z Holding Corp.	4,986,000	26,236
JCDecaux SA1	1,265,000	21,264
Informa PLC	2,700,000	13,073
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B4	57,520,000	12,016
HUYA, Inc. (ADR)[1]	89,500	2,177
		4,364,158
Consumer staples 6.42%
Kweichow Moutai Co., Ltd., Class A	3,333,748	801,580
Nestlé SA	2,690,696	318,041
Foshan Haitian Flavouring and Food Co. Ltd., Class A	9,953,466	214,029
Anheuser-Busch InBev SA/NV	1,985,995	107,893
Carlsberg A/S, Class B	717,838	105,376
Raia Drogasil SA, ordinary nominative	4,087,000	97,228
Pernod Ricard SA	518,042	89,093
Bid Corp. Ltd.	4,259,000	69,938
Reckitt Benckiser Group PLC	685,000	69,097
Mondelez International, Inc.	1,104,300	61,278
Unilever NV (EUR denominated)	987,031	58,227
Uni-Charm Corp.	1,165,000	52,365
United Spirits Ltd.[1]	6,688,603	51,962
Avenue Supermarts Ltd.[1]	1,827,432	50,404
WH Group Ltd.	56,415,500	50,153
British American Tobacco PLC	1,510,800	49,925
Fomento Económico Mexicano, SAB de CV	8,062,200	49,471
AAK AB1	2,780,000	49,012
Kirin Holdings Company, Ltd.	2,353,500	45,222
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	35,340
Wal-Mart de México, SAB de CV, Series V	2,595,000	6,090
ITC Ltd.	15,000,000	38,927
Japan Tobacco Inc.	2,166,800	37,091
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	3,468,887	34,920
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	6,586,500	34,567
Kimberly-Clark de México, SAB de CV, Class A	21,001,800	34,369
Herbalife Nutrition Ltd.[1]	545,700	27,962
L’Oréal SA, non-registered shares	83,828	27,945
Shiseido Company, Ltd.	440,300	24,333
Chengdu Hongqi Chain Co., Ltd.	14,108,171	20,315
Heineken NV	203,588	19,723
New World Fund — Page 5 of 17

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Colgate-Palmolive Co.	242,000	$18,682
Danone SA	272,455	18,146
McCormick & Co., Inc., nonvoting shares	84,000	16,372
Coca-Cola Company	330,000	15,589
JBS SA, ordinary nominative	3,341,374	13,797
Diageo PLC	351,300	12,880
PepsiCo, Inc.	85,700	11,798
Estée Lauder Companies Inc., Class A	52,205	10,313
Associated British Foods PLC	444,600	10,272
Masan Group Corp.[1]	3,080,000	6,711
		2,866,436
Materials 5.77%
Vale SA, ordinary nominative	16,689,062	194,227
Vale SA, ordinary nominative (ADR)	15,278,958	177,847
Sika AG	946,536	207,512
Gerdau SA (ADR)[2]	46,530,700	155,412
Asian Paints Ltd.	6,439,229	147,656
First Quantum Minerals Ltd.	16,437,000	138,913
AngloGold Ashanti Ltd. (ADR)	2,691,278	86,632
AngloGold Ashanti Ltd.	922,907	29,951
Linde PLC	383,500	94,000
Shin-Etsu Chemical Co., Ltd.	728,900	84,524
Rio Tinto PLC	1,376,000	83,125
Givaudan SA	20,171	82,951
Koninklijke DSM NV	478,000	72,973
Shree Cement Ltd.	235,995	68,487
Freeport-McMoRan Inc.	5,065,708	65,449
Arkema SA	573,600	59,202
BHP Group PLC	2,478,000	53,683
Air Liquide SA, non-registered shares	323,357	53,173
Umicore SA	1,117,163	52,559
Akzo Nobel NV	464,888	43,667
LafargeHolcim Ltd.	917,133	43,131
Yara International ASA	1,013,000	42,326
UPM-Kymmene Oyj	1,539,600	41,041
Chr. Hansen Holding A/S	357,199	40,513
CCL Industries Inc., Class B, nonvoting shares	1,209,000	40,220
Loma Negra Compania Industrial Argentina SA (ADR)[1,3]	7,675,388	38,991
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	4,672,629	36,701
BASF SE	612,700	33,784
Wheaton Precious Metals Corp. (CAD denominated)	612,676	33,240
LANXESS AG1	612,000	31,720
Alrosa PJSC	33,822,582	31,130
Air Products and Chemicals, Inc.	99,000	28,376
Johnson Matthey PLC	950,000	27,843
SIG Combibloc Group AG	1,570,000	27,313
Turquoise Hill Resources Ltd.[1]	20,462,000	16,967
Turquoise Hill Resources Ltd. (CAD denominated)[1]	6,083,500	5,087
Amcor PLC (CDI)	2,116,000	21,785
Barrick Gold Corp.	750,000	21,682
Celanese Corp.	187,300	18,206
Dow Inc.	417,600	17,147
UPL Ltd.[1]	2,246,923	14,361
New World Fund — Page 6 of 17

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Asahi Kasei Corp.	1,659,500	$11,788
Evonik Industries AG	64,000	1,724
		2,577,019
Industrials 5.22%
Shanghai International Airport Co., Ltd., Class A	32,979,582	320,983
Airbus SE, non-registered shares[1]	3,260,297	238,147
CCR SA, ordinary nominative	79,904,782	229,151
Safran SA1	2,030,650	213,941
DSV Panalpina A/S	830,418	113,889
SMC Corp.	214,699	111,695
International Container Terminal Services, Inc.[4]	54,681,000	107,246
Wizz Air Holdings PLC[1]	2,365,488	99,581
Rumo SA1	19,819,524	84,422
Nidec Corp.	910,200	72,013
Fortive Corp.	980,000	68,786
TransDigm Group Inc.	147,000	63,442
Han’s Laser Technology Industry Group Co., Ltd., Class A	9,942,191	56,923
Daikin Industries, Ltd.	304,300	53,038
Spirax-Sarco Engineering PLC	371,000	50,069
Airports of Thailand PCL, foreign registered	30,288,000	50,023
Air Lease Corp., Class A	1,533,800	40,216
Koc Holding AS, Class B4	17,055,000	39,559
Guangzhou Baiyun International Airport Co. Ltd., Class A	19,285,179	39,236
Deere & Company	214,200	37,766
Epiroc AB, Class B	2,302,349	31,243
Ryanair Holdings PLC (ADR)[1]	413,200	30,990
Jardine Matheson Holdings Ltd.[4]	755,000	30,903
ABB Ltd.	1,059,474	26,378
Experian PLC	723,000	25,335
A-Living Services Co., Ltd., Class H	4,398,500	24,829
Atlas Copco AB, Class B	479,500	18,459
Boeing Company	112,100	17,712
IMCD NV	169,800	17,513
Komatsu Ltd.	723,800	14,127
		2,327,615
Energy 4.10%
Reliance Industries Ltd.	37,501,642	1,036,186
Reliance Industries Ltd., interim shares	2,092,418	32,927
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	51,463,498	446,189
Rosneft Oil Company PJSC (GDR)	16,710,800	79,176
Royal Dutch Shell PLC, Class B	3,743,900	52,967
Royal Dutch Shell PLC, Class B (ADR)	198,200	5,609
Royal Dutch Shell PLC, Class A (GBP denominated)	51,144	751
Schlumberger Ltd.	2,204,500	39,990
Total SE2	987,624	36,414
INPEX Corp.	4,783,700	27,074
Noble Energy, Inc.	2,115,500	21,134
Chevron Corp.	186,100	15,621
BP PLC	3,200,000	11,525
Exxon Mobil Corp.	225,200	9,476
New World Fund — Page 7 of 17

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
United Tractors Tbk PT4	6,250,000	$9,150
China Oilfield Services Ltd., Class H	7,452,000	5,798
		1,829,987
Utilities 1.88%
ENN Energy Holdings Ltd.	20,940,300	253,706
China Gas Holdings Ltd.	78,769,266	236,807
China Resources Gas Group Ltd.	16,763,000	82,622
Enel SpA	8,394,776	76,429
Equatorial Energia SA, ordinary nominative	15,410,000	75,417
AES Corp.	4,510,000	68,687
Engie SA1	3,522,463	46,846
		840,514
Real estate 1.78%
American Tower Corp. REIT	536,900	140,340
ESR Cayman Ltd.[1]	55,325,651	136,346
Embassy Office Parks REIT	17,902,005	85,707
CK Asset Holdings Ltd.	15,423,000	85,669
Shimao Group Holdings Ltd.	16,389,500	69,468
CIFI Holdings (Group) Co., Ltd.	77,173,131	69,304
China Overseas Land & Investment Ltd.	20,506,000	62,442
Ayala Land, Inc.[4]	88,803,200	60,108
BR Malls Participacoes SA, ordinary nominative	29,604,334	56,183
Longfor Group Holdings Ltd.	5,982,000	29,561
		795,128
Total common stocks (cost: $27,060,531,000)		40,092,559
Preferred securities 0.80% Consumer discretionary 0.24%
Volkswagen AG, nonvoting preferred shares[1]	460,000	67,732
Lojas Americanas SA, preferred nominative	6,307,026	41,228
		108,960
Health care 0.13%
Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,009,716	57,292
Industrials 0.12%
GOL Linhas Aéreas Inteligentes SA, preferred nominative[1]	10,906,600	37,446
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[2]	944,799	6,453
Azul SA, preferred nominative (ADR)[1,2]	797,225	9,200
		53,099
Energy 0.11%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	4,799,000	40,936
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,382,000	10,137
		51,073
Consumer staples 0.08%
Henkel AG & Co. KGaA, nonvoting preferred shares	353,500	34,728
New World Fund — Page 8 of 17

unaudited
Preferred securities (continued) Information technology 0.05%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	575,000	$23,890
Materials 0.04%
Gerdau SA, preferred nominative	4,713,800	15,768
Financials 0.03%
Itaúsa SA, preferred nominative	6,560,700	13,419
Real estate 0.00%
Ayala Land, Inc., preferred shares[1,4,5]	30,910,900	—[7]
Total preferred securities (cost: $338,531,000)		358,229
Rights & warrants 0.71% Health care 0.60%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2021[4,6]	9,370,956	151,719
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[4,6]	17,064,992	110,759
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[4,6]	662,600	4,171
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,4,6]	264,679	1,666
		268,315
Consumer staples 0.11%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[4,6]	2,126,840	45,734
Total rights & warrants (cost: $168,413,000)		314,049
Convertible bonds & notes 0.00% Health care 0.00%	Principal amount (000)
BioMarin Pharmaceutical Inc., convertibles, 1.25% 2027[6]	$1,450	1,689
Total convertible bonds & notes (cost: $1,450,000)		1,689
Bonds, notes & other debt instruments 3.27% Bonds & notes of governments & government agencies outside the U.S. 2.85%
Abu Dhabi (Emirate of) 2.50% 2029[6]	22,000	23,810
Angola (Republic of) 9.50% 2025	9,700	8,883
Angola (Republic of) 8.25% 2028	3,470	2,957
Angola (Republic of) 8.00% 2029[6]	30,500	25,498
Angola (Republic of) 8.00% 2029	4,830	4,038
Argentine Republic 4.625% 2023[8]	5,320	2,368
Argentine Republic 6.875% 2027[8]	10,250	4,369
Argentine Republic 5.875% 2028[8]	25	11
Argentine Republic 6.625% 2028[8]	13,025	5,510
Argentine Republic 8.28% 2033[8,9]	10,333	5,286
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[10]	71,900	30,291
Argentine Republic 6.875% 2048[8]	39,820	16,675
Armenia (Republic of) 7.15% 2025	6,000	6,849
Bahrain (Kingdom of) 6.75% 2029[6]	6,450	7,159
Belarus (Republic of) 6.875% 2023	7,000	7,100
New World Fund — Page 9 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Buenos Aires (City of) 8.95% 2021	$4,518	$4,428
Cameroon (Republic of) 9.50% 2025	18,342	19,501
Colombia (Republic of) 4.50% 2029	13,425	15,285
Colombia (Republic of) 7.375% 2037	10,950	16,031
Colombia (Republic of) 4.125% 2051	4,360	4,859
Costa Rica (Republic of) 6.125% 2031[6]	15,200	13,875
Dominican Republic 7.50% 2021	3,817	3,959
Dominican Republic 9.75% 2026	DOP66,350	1,113
Dominican Republic 10.375% 2026	289,000	5,143
Dominican Republic 11.00% 2026	121,900	2,235
Dominican Republic 11.00% 2026	61,700	1,132
Dominican Republic 5.95% 2027	$7,820	8,325
Dominican Republic 8.625% 2027[6]	4,950	5,819
Dominican Republic 11.25% 2027	DOP263,100	4,880
Dominican Republic 6.00% 2028[6]	$4,360	4,648
Dominican Republic 11.375% 2029	DOP195,700	3,651
Dominican Republic 7.45% 2044[6]	$8,950	10,118
Dominican Republic 7.45% 2044	5,700	6,444
Dominican Republic 6.85% 2045[6]	2,000	2,125
Dominican Republic 5.875% 2060[6]	10,273	9,888
Egypt (Arab Republic of) 5.75% 2024[6]	6,410	6,475
Egypt (Arab Republic of) 5.625% 2030	€3,225	3,443
Egypt (Arab Republic of) 7.625% 2032[6]	$14,100	13,837
Egypt (Arab Republic of) 8.50% 2047	10,000	9,914
Egypt (Arab Republic of) 8.15% 2059[6]	15,000	14,024
Ethiopia (Federal Democratic Republic of) 6.625% 2024	27,000	26,904
Gabonese Republic 6.375% 2024	30,200	29,761
Guatemala (Republic of) 4.375% 2027	6,715	7,236
Honduras (Republic of) 6.25% 2027	19,495	21,201
Honduras (Republic of) 5.625% 2030[6]	2,460	2,601
Indonesia (Republic of) 6.625% 2037	8,612	12,382
Indonesia (Republic of) 5.25% 2042	18,644	24,544
Iraq (Republic of) 6.752% 2023	11,500	11,008
Jordan (Hashemite Kingdom of) 5.75% 2027[6]	21,135	21,504
Kazakhstan (Republic of) 5.125% 2025[6]	9,750	11,425
Kazakhstan (Republic of) 5.125% 2025	5,700	6,679
Kazakhstan (Republic of) 6.50% 2045[6]	7,865	12,309
Kenya (Republic of) 6.875% 2024	15,875	16,153
Kenya (Republic of) 6.875% 2024[6]	5,175	5,265
Kenya (Republic of) 8.25% 2048[6]	29,120	28,596
Malaysia (Federation of), Series 0418, 4.893% 2038	MYR18,100	5,167
Nigeria (Republic of) 6.375% 2023	$17,825	18,366
Nigeria (Republic of) 6.375% 2023[6]	1,095	1,128
Nigeria (Republic of) 6.50% 2027	4,600	4,395
Nigeria (Republic of) 7.625% 2047	8,000	7,348
Oman (Sultanate of) 5.625% 2028	29,800	28,344
Pakistan (Islamic Republic of) 5.50% 2021	5,208	5,234
Pakistan (Islamic Republic of) 8.25% 2024	7,355	7,736
Pakistan (Islamic Republic of) 8.25% 2025[6]	9,222	9,752
Pakistan (Islamic Republic of) 6.875% 2027[6]	14,600	14,393
Panama (Republic of) 3.75% 2026[6]	20,790	22,060
Panama (Republic of) 4.50% 2047	15,445	20,512
Panama (Republic of) 4.50% 2050	4,525	6,024
Panama (Republic of) 4.30% 2053	6,400	8,408
Paraguay (Republic of) 5.00% 2026	5,560	6,436
New World Fund — Page 10 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.00% 2026[6]	$4,475	$5,180
Paraguay (Republic of) 4.70% 2027[6]	8,790	10,130
Paraguay (Republic of) 4.70% 2027	5,500	6,339
Peru (Republic of) 6.55% 2037	10,417	16,764
Peru (Republic of) 5.625% 2050	1,240	2,120
PETRONAS Capital Ltd. 3.50% 2030[6]	3,400	3,875
PETRONAS Capital Ltd. 4.55% 2050[6]	3,400	4,682
Philippines (Republic of) 2.457% 2030	6,700	7,372
Philippines (Republic of) 2.95% 2045	13,400	15,070
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[6]	3,045	3,200
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[6]	5,513	6,071
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[6]	1,330	1,653
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	1,287	1,599
Qatar (State of) 4.50% 2028[6]	45,000	54,524
Qatar (State of) 3.75% 2030[6]	6,200	7,302
Romania 2.00% 2032	€18,275	20,612
Romania 5.125% 2048[6]	$20,600	25,595
Russian Federation 4.375% 2029[6]	10,000	11,488
Russian Federation 4.375% 2029	4,000	4,595
Russian Federation 5.10% 2035	18,000	22,530
Russian Federation 5.25% 2047	12,000	16,412
Senegal (Republic of) 4.75% 2028	€13,200	15,003
Serbia (Republic of) 3.125% 2027	12,500	15,700
South Africa (Republic of) 5.875% 2030	$28,100	29,038
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,900	1,664
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	14,000	11,970
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	12,783
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[6]	7,500	5,625
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	2,620
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	10,530	8,161
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	5,360	3,993
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	4,740	3,555
Tunisia (Republic of) 6.75% 2023	€1,830	2,044
Tunisia (Republic of) 5.625% 2024	7,660	8,276
Tunisia (Republic of) 5.75% 2025	$5,575	5,148
Turkey (Republic of) 6.00% 2041	16,795	14,057
Turkey (Republic of) 5.75% 2047	31,345	24,937
Ukraine 7.75% 2027	28,014	28,706
Ukraine 9.75% 2028	6,200	6,935
Ukraine 7.375% 2032	29,200	28,777
United Mexican States 3.90% 2025	4,930	5,376
United Mexican States 4.50% 2029	13,100	14,723
United Mexican States 4.75% 2032	10,480	12,036
United Mexican States 4.75% 2044	13,300	15,166
Venezuela (Bolivarian Republic of) 7.00% 2018[8]	870	64
Venezuela (Bolivarian Republic of) 7.75% 2019[8]	15,668	1,152
Venezuela (Bolivarian Republic of) 6.00% 2020[8]	12,912	949
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	1,162	86
Venezuela (Bolivarian Republic of) 9.00% 2023[8]	18,851	1,386
Venezuela (Bolivarian Republic of) 8.25% 2024[8]	4,062	299
Venezuela (Bolivarian Republic of) 7.65% 2025[8]	1,741	128
Venezuela (Bolivarian Republic of) 11.75% 2026[8]	870	64
Venezuela (Bolivarian Republic of) 9.25% 2027[8]	2,321	171
Venezuela (Bolivarian Republic of) 9.25% 2028[8]	4,346	319
New World Fund — Page 11 of 17

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	$1,449	$107
Venezuela (Bolivarian Republic of) 7.00% 2038[8]	1,448	106
		1,273,064
Corporate bonds, notes & loans 0.42% Energy 0.13%
Oleoducto Central SA 4.00% 2027[6]	3,450	3,572
Petrobras Global Finance Co. 8.75% 2026	14,800	18,537
Petrobras Global Finance Co. 5.60% 2031	7,100	7,461
Petrobras Global Finance Co. 6.85% 2115	4,340	4,603
Petróleos Mexicanos 6.875% 2026	8,024	7,997
Petróleos Mexicanos 6.49% 2027	11,700	11,185
PTT Exploration and Production PCL 2.587% 2027[6]	4,769	4,959
		58,314
Industrials 0.06%
DP World Crescent 4.848% 2028[6]	11,175	12,600
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[6]	4,520	5,664
Lima Metro Line 2 Finance Ltd. 5.875% 2034[6]	3,035	3,718
Mexico City Airport Trust 4.25% 2026	7,160	6,532
Mexico City Airport Trust 3.875% 2028	1,040	915
		29,429
Materials 0.06%
Braskem Idesa Sapi 7.45% 2029	8,100	7,158
Braskem Idesa Sapi 7.45% 2029[6]	5,000	4,419
CSN Resources SA 7.625% 2023	15,900	16,119
		27,696
Utilities 0.06%
Empresas Publicas de Medellin E.S.P. 4.25% 2029[6]	4,980	5,087
Empresas Publicas de Medellin E.S.P. 4.375% 2031[6]	4,380	4,489
State Grid Overseas Investment Ltd. 3.50% 2027[6]	14,225	15,954
		25,530
Financials 0.06%
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[10]	13,100	13,170
BBVA Bancomer SA 6.50% 2021[6]	787	806
HSBK (Europe) BV 7.25% 2021[6]	11,150	11,451
		25,427
Communication services 0.04%
PLDT Inc. 2.50% 2031	2,590	2,694
Tencent Holdings Ltd. 3.975% 2029	6,300	7,355
Tencent Holdings Ltd. 3.24% 2050[6]	7,100	7,939
		17,988
Consumer discretionary 0.01%
Sands China Ltd. 4.375% 2030[6]	2,675	2,820
Total corporate bonds, notes & loans		187,204
Total bonds, notes & other debt instruments (cost: $1,434,310,000)		1,460,268
New World Fund — Page 12 of 17

unaudited
Short-term securities 5.38% Money market investments 5.38%	Shares	Value (000)
Capital Group Central Cash Fund 0.16%[3,11]	23,468,101	$2,347,045
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.13%[11,12]	30,000,000	30,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.06%[11,12]	10,000,000	10,000
Invesco Short-term Investments Trust – Government & Agency Portfolio, Institutional Class 0.07%[11,12]	5,716,522	5,717
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09%[11,12]	5,000,000	5,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.08%[11,12]	3,000,000	3,000
Fidelity Investments Money Market Government Portfolio, Class I 0.05%[11,12]	800,000	800
		2,401,562
Total short-term securities (cost: $2,401,196,000)		2,401,562
Total investment securities 99.99% (cost: $31,404,431,000)		44,628,356
Other assets less liabilities 0.01%		3,281
Net assets 100.00%		$44,631,637
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 7/31/2020[14] (000)	Unrealized appreciation at 7/31/2020 (000)
30 Year Ultra U.S. Treasury Bond Futures	Long	187	September 2020	$18,700	$42,578	$2,762
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2020 (000)
Purchases (000)	Sales (000)
CNH178,711	USD25,448	UBS AG	8/7/2020	$107
USD25,223	CNH178,711	Citibank	8/7/2020	(331)
USD41,236	EUR36,050	Morgan Stanley	8/25/2020	(1,252)
				$(1,476)
Investments in affiliates3

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Common stocks 1.00%
Health care 0.91%
Zai Lab Ltd. (ADR)[1]	—	4,224,500	63,000	4,161,500	$581	$107,832	$—	$316,732
Hugel, Inc.[1]	193,597	489,794	—	683,391	—	17,935	—	89,998
								406,730
Materials 0.09%
Loma Negra Compania Industrial Argentina SA (ADR)[1]	7,675,388	—	—	7,675,388	—	(6,678)	—	38,991
New World Fund — Page 13 of 17

unaudited
Investments in affiliates3  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Energy 0.00%
Gulf Keystone Petroleum Ltd.[4,15]	14,566,135	—	14,566,135	—	$(75,019)	$64,929	$—	$—
Indus Gas Ltd.[1,4,15]	10,429,272	—	10,429,272	—	(140,818)	107,645	—	—
Energean Oil & Gas PLC[1,4,15]	9,900,000	—	9,900,000	—	51,859	(50,580)	—	—
								—
Short-term securities 5.26%
Money market investments 5.26%
Capital Group Central Cash Fund 0.16%[11]	36,193,419	41,848,626	54,573,944	23,468,101	(125)	(300)	24,884	2,347,045
Total 6.26%					$(163,522)	$240,783	$24,884	$2,792,766
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $86,320,000, which represented .19% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $814,738,000, which represented 1.83% of the net assets of the fund. This amount includes $468,111,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $811,504,000, which represented 1.82% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Step bond; coupon rate may change at a later date.
[11]	Rate represents the seven-day yield at 7/31/2020.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Unaffiliated issuer at 7/31/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New World Fund — Page 14 of 17

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $18,700,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $73,448,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
New World Fund — Page 15 of 17

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,035,037	$—	$—	$8,035,037
Consumer discretionary	5,996,548	—	—	5,996,548
Health care	5,439,487	—	11	5,439,498
Financials	4,778,923	241,696	—	5,020,619
Communication services	4,352,142	12,016	—	4,364,158
Consumer staples	2,866,436	—	—	2,866,436
Materials	2,577,019	—	—	2,577,019
Industrials	2,149,907	177,708	—	2,327,615
Energy	1,820,837	9,150	—	1,829,987
Utilities	840,514	—	—	840,514
Real estate	735,020	60,108	—	795,128
Preferred securities	358,229	—	—	358,229
Rights & warrants	—	314,049	—	314,049
Convertible bonds & notes	—	1,689	—	1,689
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,273,064	—	1,273,064
Corporate bonds, notes & loans	—	187,204	—	187,204
Short-term securities	2,401,562	—	—	2,401,562
Total	$42,351,661	$2,276,684	$11	$44,628,356
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,762	$—	$—	$2,762
Unrealized appreciation on open forward currency contracts	—	107	—	107
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,583)	—	(1,583)
Total	$2,762	$(1,476)	$—	$1,286
*	Futures contracts and forward currency contracts are not included in the investment portfolio.

New World Fund — Page 16 of 17

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
CNH = Chinese yuan renminbi
DOP = Dominican pesos
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MYR = Malaysian ringgits
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-036-0920O-S78103	New World Fund — Page 17 of 17